Financial statements preparation (Tables)	12 Months Ended
Sep. 30, 2019
Financial statements preparation
Schedule of voluntary presentation changes in balance sheet

	Consolidated			Parent Entity
		Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated
Assets
Cash and balances with central banks	26,431	357	26,788	24,726	250	24,976
Receivables due from other financial institutions	5,790	(5,790)	—	5,711	(5,711)	—
Collateral paid	—	4,787	4,787	—	4,722	4,722
Trading securities and financial assets measured at FVIS	22,134	998	23,132	20,417	998	21,415
Regulatory deposits with central banks overseas	1,355	(1,355)	—	1,248	(1,248)	—
Other financial assets[1]	—	5,517	5,517	—	4,666	4,666
Other assets	5,135	(4,514)	621	3,988	(3,677)	311
All other assets	818,747	—	818,747	867,140	—	867,140
Total assets	879,592	—	879,592	923,230	—	923,230
Liabilities
Payables due to other financial institutions	18,137	(18,137)	—	17,682	(17,682)	—
Collateral received	—	2,184	2,184	—	1,748	1,748
Other financial liabilities at FVIS	4,297	(4,297)	—	4,297	(4,297)	—
Other financial liabilities[1]	—	28,105	28,105	—	27,266	27,266
Other liabilities	9,193	(7,855)	1,338	7,292	(7,035)	257
All other liabilities	783,392	—	783,392	838,603	—	838,603
Total liabilities	815,019	—	815,019	867,874	—	867,874
1.	Refer to Note 14 and Note 17 for further information.

Schedule of voluntary presentation changes in net interest income

	Consolidated 2018			Consolidated 2017			Parent Entity 2018
		Presentation			Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated	Reported	changes	Restated
Note 3: Net interest income
Interest income
Cash and balances with central banks	325	1	326	241	1	242	300	1	301
Receivables due from other financial institutions	108	(108)	—	110	(110)	—	102	(102)	—
Collateral paid	—	129	129	—	96	96	—	126	126
Net ineffectiveness on qualifying hedges	(18)	—	(18)	(22)	—	(22)	(22)	—	(22)
Trading securities and financial assets measured at FVIS	542	22	564	558	16	574	499	22	521
Available-for-sale securities	1,914	—	1,914	1,795	—	1,795	1,743	—	1,743
Investment securities	—	—	—	—	—	—	—	—	—
Loans	29,621	—	29,621	28,504	—	28,504	25,801	—	25,801
Regulatory deposits with central banks overseas	23	(23)	—	17	(17)	—	23	(23)	—
Due from subsidiaries	—	—	—	—	—	—	4,328	—	4,328
Other interest income	56	(21)	35	29	14	43	56	(24)	32
Total interest income	32,571	—	32,571	31,232	—	31,232	32,830	—	32,830
Interest expense
Payable due to other financial institutions	(319)	319	—	(279)	279	—	(314)	314	—
Collateral received	—	(45)	(45)	—	(19)	(19)	—	(41)	(41)
Deposits and other borrowings	(9,021)	—	(9,021)	(8,868)	—	(8,868)	(7,817)	—	(7,817)
Trading liabilities	(959)	—	(959)	(2,065)	—	(2,065)	(754)	—	(754)
Debt issues	(4,480)	—	(4,480)	(3,585)	—	(3,585)	(3,958)	—	(3,958)
Due to subsidiaries	—	—	—	—	—	—	(4,851)	—	(4,851)
Loan capital	(774)	—	(774)	(693)	—	(693)	(774)	—	(774)
Bank levy	(378)	—	(378)	(95)	—	(95)	(378)	—	(378)
Other interest expense	(135)	(274)	(409)	(131)	(260)	(391)	(131)	(273)	(404)
Total interest expense	(16,066)	—	(16,066)	(15,716)	—	(15,716)	(18,977)	—	(18,977)
Net interest income	16,505	—	16,505	15,516	—	15,516	13,853	—	13,853

Schedule of voluntary presentation changes in non-interest income and operating expenses

	Consolidated 2018			Consolidated 2017			Parent Entity 2018
		Presentation			Presentation			Presentation
$m	Reported	changes	Restated	Reported	changes	Restated	Reported	changes	Restated
Income statement
Net interest income	16,505	—	16,505	15,516	—	15,516	13,853	—	13,853
Non-interest income	5,628	(5,628)	—	6,286	(6,286)	—	5,825	(5,825)	—
Net fee income	—	2,424	2,424	—	2,603	2,603	—	2,172	2,172
Net wealth management and
insurance income	—	2,061	2,061	—	1,800	1,800	—	—	—
Trading income	—	945	945	—	1,202	1,202	—	919	919
Other income	—	72	72	—	529	529	—	2,633	2,633
Net operating income
before operating expenses
and impairment charges	22,133	(126)	22,007	21,802	(152)	21,650	19,678	(101)	19,577
Operating expenses	(9,692)	126	(9,566)	(9,434)	152	(9,282)	(8,101)	101	(8,000)
Impairment charges	(710)	—	(710)	(853)	—	(853)	(682)	—	(682)
Profit before income tax	11,731	—	11,731	11,515	—	11,515	10,895	—	10,895
Income tax expense	(3,632)	—	(3,632)	(3,518)	—	(3,518)	(2,751)	—	(2,751)
Net profit for the year	8,099	—	8,099	7,997	—	7,997	8,144	—	8,144
Note 4: Non-interest income (extract)
Net fee income
Facility fees	1,347	18	1,365	1,333	17	1,350	1,333	18	1,351
Transaction fees	1,105	77	1,182	1,193	65	1,258	886	53	939
Other non-risk fee income	98	—	98	229	—	229	54	—	54
Fee income	2,550	95	2,645	2,755	82	2,837	2,273	71	2,344
Credit card loyalty programs	—	(126)	(126)	—	(152)	(152)	—	(101)	(101)
Transaction fee related expenses	—	(95)	(95)	—	(82)	(82)	—	(71)	(71)
Fee expenses	—	(221)	(221)	—	(234)	(234)	—	(172)	(172)
Net fee income	2,550	(126)	2,424	2,755	(152)	2,603	2,273	(101)	2,172
Note 5: Operating expenses
(extract)
Credit card loyalty programs	126	(126)	—	152	(152)	—	101	(101)	—
Total other expenses	1,662	(126)	1,536	1,652	(152)	1,500	1,357	(101)	1,256
Total operating expenses	9,692	(126)	9,566	9,434	(152)	9,282	8,101	(101)	8,000

Schedule of impact of the adoption of AASB 9 on impairment balances

				Provisions on debt
			Loss allowance	securities and
		Provisions for	on debt	other financial
Consolidated	Provisions	credit	securities at	assets at
$m	on loans	commitments	FVOCI[1]	amortised cost	Total
30 September 2018 - carrying amount	2,814	239	—	—	3,053
ECL on amortised cost financial instruments	882	98	—	9	989
ECL on debt securities measured at FVOCI	—	—	2	—	2
1 October 2018 - AASB 9 carrying amount	3,696	337	2	9	4,044

				Provisions on debt
			Loss allowance	securities and
		Provisions for	on debt	other financial
Parent Entity	Provisions	credit	securities at	assets at
$m	on loans	commitments	FVOCI[1]	amortised cost	Total
30 September 2018 - carrying amount	2,407	206	—	—	2,613
ECL on amortised cost financial instruments	751	95	—	—	846
ECL on debt securities measured at FVOCI	—	—	2	—	2
1 October 2018 - AASB 9 carrying amount	3,158	301	2	—	3,461

1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 28). There is no reduction of the carrying value of the debt security which remains at fair value.

Schedule of change in measurement of financial assets and financial liabilities

	30 September 2018					1 October 2018
	AASB 139 measurement basis					AASB 9 measurement basis
					Change in
					measurement
Consolidated	Amortised				basis under	Amortised
$m	cost	FVIS	FVOCI	Total	AASB 9	cost	FVIS	FVOCI	Total
Financial assets
Cash and balances with central banks	26,788	—	—	26,788	No	26,788	—	—	26,788
Collateral paid	4,787	—	—	4,787	No	4,787	—	—	4,787
Trading securities and financial assets measured at FVIS	—	23,132	—	23,132	No	—	23,132	—	23,132
Derivative financial instruments	—	24,101	—	24,101	No	—	24,101	—	24,101
Available-for-sale securities	—	—	61,119	61,119	Yes	811	275	60,033	61,119
Loans[1]	709,144	546	—	709,690	Yes	709,088	602	—	709,690
Other financial assets	5,517	—	—	5,517	No	5,517	—	—	5,517
Life insurance assets	—	9,450	—	9,450	No	—	9,450	—	9,450
Total financial assets	746,236	57,229	61,119	864,584		746,991	57,560	60,033	864,584
Financial liabilities
Collateral received	2,184	—	—	2,184	No	2,184	—	—	2,184
Deposits and other borrowings	518,107	41,178	—	559,285	No	518,107	41,178	—	559,285
Other financial liabilities	23,808	4,297	—	28,105	No	23,808	4,297	—	28,105
Derivative financial instruments	—	24,407	—	24,407	No	—	24,407	—	24,407
Debt issues	169,241	3,355	—	172,596	No	169,241	3,355	—	172,596
Life insurance liabilities	—	7,597	—	7,597	No	—	7,597	—	7,597
Loan capital	17,265	—	—	17,265	No	17,265	—	—	17,265
Total financial liabilities	730,605	80,834	—	811,439		730,605	80,834	—	811,439

	30 September 2018					1 October 2018
	AASB 139 measurement basis					AASB 9 measurement basis
					Change in
					measurement
Parent Entity	Amortised				basis under	Amortised
$m	cost	FVIS	FVOCI	Total	AASB 9	cost	FVIS	FVOCI	Total
Financial assets
Cash and balances with central banks	24,976	—	—	24,976	No	24,976	—	—	24,976
Collateral paid	4,722	—	—	4,722	No	4,722	—	—	4,722
Trading securities and financial assets measured at FVIS	—	21,415	—	21,415	No	—	21,415	—	21,415
Derivative financial instruments	—	23,562	—	23,562	No	—	23,562	—	23,562
Available-for-sale securities	—	—	56,513	56,513	Yes	10	—	56,503	56,513
Loans[1]	629,622	546	—	630,168	Yes	629,566	602	—	630,168
Other financial assets	4,666	—	—	4,666	No	4,666	—	—	4,666
Due from subsidiaries[2,3]	133,808	278	—	134,086	No	133,808	278	—	134,086
Total financial assets	797,794	45,801	56,513	900,108		797,748	45,857	56,503	900,108
Financial liabilities
Collateral received	1,748	—	—	1,748	No	1,748	—	—	1,748
Deposits and other borrowings	460,406	40,062	—	500,468	No	460,406	40,062	—	500,468
Other financial liabilities	22,969	4,297	—	27,266	No	22,969	4,297	—	27,266
Derivative financial instruments	—	24,229	—	24,229	No	—	24,229	—	24,229
Debt issues	149,065	3,223	—	152,288	No	149,065	3,223	—	152,288
Due to subsidiaries[4]	141,877	523	—	142,400	No	141,877	523	—	142,400
Loan capital	17,265	—	—	17,265	No	17,265	—	—	17,265
Total financial liabilities	793,330	72,334	—	865,664		793,330	72,334	—	865,664

1.

As at 30 September 2018, loans at amortised cost were restated from $706,440 million to $709,144 million for the Group, and from $626,918 million to $629,622 million for the Parent Entity. Loans at FVIS were also restated from $3,250 million to $546 million for both the Group and the Parent Entity.

2.	Due from subsidiaries excludes $6,511 million of long-term debt instruments with equity like characteristics which are part of the total investment in subsidiaries.
3.	Comparatives have been restated to reclassify $278 million from amortised cost to FVIS.
4.	Comparatives have been restated to reclassify $523 million from amortised cost to FVIS.

Schedule of reconciliation of opening balances to previously reported amounts

The following tables reconcile the reported 30 September 2018 balance sheet to the 1 October 2018 opening balance sheet on adoption of AASB 9 and AASB 15 showing separately the impact of adjustments relating to reclassification and remeasurement including the related tax impacts.

	30 September 2018	1 October 2018
	Restated				Opening
Consolidated	Carrying	AASB 9 changes		AASB 15	carrying
$m	Amount	Reclassifications	Remeasurement[1]	changes	amount
Assets
Cash and balances with central banks	26,788	—	—	—	26,788
Collateral paid	4,787	—	—	—	4,787
Trading securities and financial assets measured at FVIS	23,132	275	—	—	23,407
Derivative financial instruments	24,101	—	—	—	24,101
Available-for-sale securities	61,119	(61,119)	—	—	—
Investment securities	—	60,844	(9)	—	60,835
Loans (at amortised cost)	709,144	(56)	(925)	—	708,163
Loans (at fair value)	546	56	—	—	602
Other financial assets	5,517	—	—	—	5,517
Deferred tax assets	1,180	—	300	—	1,480
All other assets	23,278	—	—	—	23,278
Total assets	879,592	—	(634)	—	878,958
Liabilities
Collateral received	2,184	—	—	—	2,184
Deposits and other borrowings	559,285	—	—	—	559,285
Other financial liabilities	28,105	—	—	(12)	28,093
Derivative financial instruments	24,407	—	—	—	24,407
Debt issues	172,596	—	—	—	172,596
Provisions	1,928	—	98	—	2,026
Loan capital	17,265	—	—	—	17,265
All other liabilities	9,249	—	(12)	17	9,254
Total liabilities	815,019	—	86	5	815,110
Net assets	64,573	—	(720)	(5)	63,848
Shareholders’ equity
Share capital:
Ordinary shares	36,054	—	—	—	36,054
Treasury shares and RSP treasury shares	(493)	—	—	—	(493)
Reserves	1,077	—	2	—	1,079
Retained profits	27,883	—	(722)	(5)	27,156
Total equity attributable to owners
of Westpac Banking Corporation	64,521	—	(720)	(5)	63,796
Non-controlling interests	52	—	—	—	52
Total shareholder's equity and Non-controlling interests	64,573	—	(720)	(5)	63,848
1.

The impact on adoption of expected credit loss provisioning resulted in increases in provisions on loans by $882 million, provisions for credit commitments by $98 million and loss allowance on debt securities at FVOCI by $2 million  and provisions on debt securities at amortised cost by $9 million.

	30 September 2018	1 October 2018
	Restated				Opening
Parent Entity	Carrying	AASB 9 changes		AASB 15	carrying
$m	Amount	Reclassifications	Remeasurement[1]	changes	amount
Assets
Cash and balances with central banks	24,976	—	—	—	24,976
Collateral paid	4,722	—	—	—	4,722
Trading securities and financial assets measured at FVIS	21,415	—	—	—	21,415
Derivative financial instruments	23,562	—	—	—	23,562
Available-for-sale securities	56,513	(56,513)	—	—	—
Investment securities	—	56,513	—	—	56,513
Loans (at amortised cost)	629,622	(56)	(786)	—	628,780
Loans (at fair value)	546	56	—	—	602
Other financial assets	4,666	—	—	—	4,666
Due from subsidiaries	140,597	—	—	—	140,597
Investment in subsidiaries	4,508	—	—	—	4,508
Deferred tax assets	1,102	—	258	—	1,360
All other assets	11,001	—	—	—	11,001
Total assets	923,230	—	(528)	—	922,702
Liabilities
Collateral received	1,748	—	—	—	1,748
Deposits and other borrowings	500,468	—	—	—	500,468
Other financial liabilities	27,266	—	—	(9)	27,257
Derivative financial instruments	24,229	—	—	—	24,229
Debt issues	152,288	—	—	—	152,288
Due to subsidiaries	142,400	—	(118)	—	142,282
Provisions	1,766	—	95	—	1,861
Loan capital	17,265	—	—	—	17,265
All other liabilities	444	—	(12)	16	448
Total liabilities	867,874	—	(35)	7	867,846
Net assets	55,356	—	(493)	(7)	54,856
Shareholders’ equity
Share capital:
Ordinary shares	36,054	—	—	—	36,054
Treasury shares and RSP treasury shares	(508)	—	—	—	(508)
Reserves	1,114	—	2	—	1,116
Retained profits	18,696	—	(495)	(7)	18,194
Total equity attributable to owners
of Westpac Banking Corporation	55,356	—	(493)	(7)	54,856
Non-controlling interests	—	—	—	—	—
Total shareholder's equity and non-controlling interests	55,356	—	(493)	(7)	54,856

1.

The impact on adoption of expected credit loss provisioning resulted in increases in provisions on loans by $751 million, provisions for credit commitments by $95 million and loss allowance on debt securities measured at FVOCI by $2 million. Included in the increase in provision on loans was $118 million relating to loans which have been securitised by the Parent Entity to subsidiaries. The due to subsidiaries balance has been reduced by this amount as the relevant subsidiary records the expected credit loss on these loans and adjusts its intergroup receivable from the Parent Entity accordingly.